Borrowed Funds and Subordinated Debentures - Outstanding Interest Rate Swap Agreements Used to Hedge Variable Rate Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Notional amount	$ 60,000	$ 20,000
Weighted average pay rate	1.43%	1.90%
Weighted average receive rate	0.67%	0.41%
Weighted average maturity in years	4 years 2 months 27 days	4 years 10 months 24 days
Unrealized gains (losses) relating to interest rate swaps	$ 1,204	$ (28)